UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 83.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.42%, with maturity at 2038(1)	$3,883	$4,180,612
2.423%, with maturity at 2035(1)	2,500	2,668,138
2.427%, with maturity at 2036(1)	3,573	3,811,276
2.878%, with maturity at 2035(1)	5,877	6,255,961
2.923%, with maturity at 2034(1)	1,411	1,503,832
4.50%, with various maturities to 2035	4,132	4,413,081
5.00%, with various maturities to 2018	1,247	1,307,237
5.50%, with various maturities to 2032	1,872	1,972,866
6.00%, with various maturities to 2035	8,592	9,798,761
6.50%, with various maturities to 2036	25,638	29,482,407
6.87%, with maturity at 2024	80	89,543
7.00%, with various maturities to 2036	16,629	19,171,231
7.09%, with maturity at 2023	354	393,691
7.25%, with maturity at 2022	440	490,314
7.31%, with maturity at 2027	120	139,410
7.50%, with various maturities to 2035	14,952	17,722,022
7.63%, with maturity at 2019	99	104,634
7.75%, with maturity at 2018	7	7,029
7.78%, with maturity at 2022	46	51,044
7.85%, with maturity at 2020	75	80,937
8.00%, with various maturities to 2028	2,941	3,247,754
8.13%, with maturity at 2019	180	192,631
8.15%, with various maturities to 2021	130	142,193
8.25%, with maturity at 2017	16	16,475
8.50%, with various maturities to 2031	3,191	3,723,980
9.00%, with various maturities to 2027	1,330	1,384,688
9.25%, with maturity at 2017	3	3,038
9.50%, with various maturities to 2026	672	731,512
10.50%, with maturity at 2020	222	248,474
11.00%, with maturity at 2015	1	1,413

		$113,336,184

Federal National Mortgage Association:
1.93%, with various maturities to 2044(1)	$18,201	$18,898,534
1.937%, with various maturities to 2035(1)	3,014	3,121,642
1.95%, with various maturities to 2033(1)	2,196	2,276,269
2.00%, with maturity at 2022(1)	679	692,636
2.019%, with maturity at 2035(1)	1,113	1,151,767
2.037%, with maturity at 2031(1)	1,291	1,318,334
2.225%, with maturity at 2037(1)	3,657	3,780,297
2.327%, with maturity at 2040(1)	1,224	1,295,069
2.412%, with maturity at 2033(1)	8,735	9,320,962
2.446%, with maturity at 2036(1)	4,291	4,589,879
2.611%, with maturity at 2036(1)	865	887,870
2.996%, with maturity at 2027(1)	1,383	1,464,731
3.011%, with maturity at 2036(1)	958	988,419

Security	Principal Amount (000’s omitted)		Value
3.627%, with maturity at 2034(1)	$3,976		$4,323,960
3.713%, with maturity at 2035(1)	4,294		4,669,704
3.716%, with maturity at 2021(1)	598		619,395
3.776%, with maturity at 2036(1)	273		288,462
3.85%, with maturity at 2036(1)	13,676		14,872,720
3.948%, with maturity at 2034(1)	3,702		4,025,837
4.095%, with maturity at 2035(1)	3,895		4,263,643
4.68%, with maturity at 2034(1)	9,648		10,532,738
5.00%, with maturity at 2027	233		257,813
5.50%, with various maturities to 2030	1,473		1,556,822
6.00%, with various maturities to 2038	12,097		13,823,368
6.437%, with maturity at 2025(2)	122		137,473
6.50%, with various maturities to 2038(3)	100,065		115,811,849
7.00%, with various maturities to 2037	52,819		61,729,023
7.50%, with various maturities to 2035	4,484		5,247,689
7.875%, with maturity at 2021	357		401,546
8.00%, with various maturities to 2034	19,066		22,907,236
8.018%, with maturity at 2030(2)	8		9,998
8.25%, with maturity at 2025	142		161,468
8.33%, with maturity at 2020	237		261,484
8.435%, with maturity at 2021(2)	36		39,922
8.50%, with various maturities to 2032	3,173		3,819,028
9.00%, with various maturities to 2030	324		369,867
9.50%, with various maturities to 2030	737		822,843
9.557%, with maturity at 2021(2)	26		28,474
9.60%, with maturity at 2020(2)	2		2,185
9.634%, with maturity at 2025(2)	13		14,504
9.75%, with maturity at 2019	8		8,784
9.781%, with maturity at 2021(2)	34		37,630
9.838%, with maturity at 2025(2)	7		7,949
9.989%, with maturity at 2023(2)	21		23,542
10.006%, with maturity at 2025(2)	2		1,981
10.11%, with maturity at 2021(2)	23		24,949
10.999%, with maturity at 2021(2)	1		853
11.00%, with maturity at 2020	29		30,373
11.182%, with maturity at 2018(2)	0	(4)	8

			$320,921,529

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$199		$204,770
2.00%, with maturity at 2026(1)	217		224,163
6.00%, with various maturities to 2033	29,061		33,734,589
6.10%, with maturity at 2033	7,571		8,610,788
6.50%, with various maturities to 2034	7,426		8,646,463
7.00%, with various maturities to 2034	18,797		21,725,947
7.50%, with various maturities to 2032	2,584		3,003,578
8.00%, with various maturities to 2034	3,621		4,235,016
8.25%, with maturity at 2019	38		41,028
8.30%, with maturity at 2020	15		17,028
8.50%, with various maturities to 2018	256		267,275
9.00%, with various maturities to 2027	3,210		3,843,966
9.50%, with various maturities to 2026	1,818		2,132,020

			$86,686,631

Total Mortgage Pass-Throughs (identified cost $507,426,218)			$520,944,344

Collateralized Mortgage Obligations — 7.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$118	$135,341
Series 1822, Class Z, 6.90%, 3/15/26	589	658,082
Series 1829, Class ZB, 6.50%, 3/15/26	234	257,818
Series 1896, Class Z, 6.00%, 9/15/26	283	309,453
Series 2075, Class PH, 6.50%, 8/15/28	145	162,506
Series 2091, Class ZC, 6.00%, 11/15/28	505	564,083
Series 2102, Class Z, 6.00%, 12/15/28	133	151,051
Series 2115, Class K, 6.00%, 1/15/29	1,010	1,114,300
Series 2142, Class Z, 6.50%, 4/15/29	316	365,425
Series 2245, Class A, 8.00%, 8/15/27	4,565	5,466,332
Series 4319, Class SY, 7.549%, 3/15/44(5)	1,590	1,582,223
Series 4336, Class GU, 3.50%, 2/15/53	2,819	2,861,000
Series 4385, Class SC, 8.898%, 9/15/44(5)	3,341	3,562,343
Series 4407, Class LN, 8.885%, 12/15/43(5)	2,687	2,897,229

		$20,087,186

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$134	$149,538
Series G92-44, Class ZQ, 8.00%, 7/25/22	57	59,741
Series G93-36, Class ZQ, 6.50%, 12/25/23	5,525	6,185,055
Series 1993-16, Class Z, 7.50%, 2/25/23	176	197,914
Series 1993-39, Class Z, 7.50%, 4/25/23	497	567,086
Series 1993-45, Class Z, 7.00%, 4/25/23	564	637,089
Series 1993-149, Class M, 7.00%, 8/25/23	196	218,828
Series 1993-178, Class PK, 6.50%, 9/25/23	418	461,622
Series 1993-250, Class Z, 7.00%, 12/25/23	3	2,584
Series 1994-40, Class Z, 6.50%, 3/25/24	431	476,648
Series 1994-42, Class K, 6.50%, 4/25/24	1,941	2,146,328
Series 1994-82, Class Z, 8.00%, 5/25/24	752	863,620
Series 1997-81, Class PD, 6.35%, 12/18/27	272	302,887
Series 2000-49, Class A, 8.00%, 3/18/27	446	518,810
Series 2001-81, Class HE, 6.50%, 1/25/32	989	1,154,663
Series 2002-1, Class G, 7.00%, 7/25/23	261	291,000
Series 2005-37, Class SU, 28.438%, 3/25/35(5)	1,162	1,618,643
Series 2015-42, Class SC, 7.952%, 5/25/45(5)	2,358	2,357,947

		$18,210,003

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$292	$338,668
Series 2011-156, Class GA, 2.00%, 12/16/41	1,953	1,750,758
Series 2014-145, Class SP, 9.015%, 10/16/44(5)	1,427	1,456,061
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,695	2,719,818

		$6,265,305

Total Collateralized Mortgage Obligations (identified cost $42,352,453)		$44,562,494

U.S. Government Agency Obligations — 2.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$8,000	$8,002,976

		$8,002,976

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,288,143
5.75%, 6/12/26	2,720	3,468,490

		$8,756,633

Total U.S. Government Agency Obligations (identified cost $15,237,320)		$16,759,609

U.S. Treasury Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(3)	$6,000	$8,190,000

Total U.S. Treasury Obligations (identified cost $6,150,553)		$8,190,000

Short-Term Investments — 5.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(6)	$32,947	$32,947,124

Total Short-Term Investments (identified cost $32,947,124)		$32,947,124

Total Investments — 99.7% (identified cost $604,113,668)		$623,403,571

Interest Rate Swaptions Written — (0.3)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$100,000,000	$(1,875,086)

Total Interest Rate Swaptions Written (premium received $2,650,000)				$(1,875,086)

Other Assets, Less Liabilities — 0.6%				$3,783,697

Net Assets — 100.0%				$625,312,182

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Principal amount is less than $500.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $35,966.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$611,609,597

Gross unrealized appreciation	$15,108,309
Gross unrealized depreciation	(3,314,335)

Net unrealized appreciation	$11,793,974

A summary of open financial instruments at July 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/15	300 U.S. 2-Year Treasury Note	Short	$(65,639,063)	$(65,718,750)	$(79,687)
9/15	864 U.S. 5-Year Treasury Note	Short	(103,236,570)	(103,545,000)	(308,430)
9/15	315 U.S. Ultra-Long Treasury Bond	Long	50,256,904	50,252,344	(4,560)

					$(392,677)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
CME Group, Inc.	$1,000	Receives	3-month USD-LIBOR-BBA	1.664%	2/24/19	$(16,964)

						$(16,964)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation
Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$231,279
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	132,778

						$364,057

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

There was no written swaptions activity for the fiscal year to date ended July 31, 2015.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Written swaptions	$—	$(1,875,086)
Futures contracts	—	(392,677	)(1)
Swap contracts	364,057	—
Swap contracts (centrally cleared)	—	(16,964)

Total	$364,057	$(2,284,727)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$520,944,344	$—	$520,944,344
Collateralized Mortgage Obligations	—	44,562,494	—	44,562,494
U.S. Government Agency Obligations	—	16,759,609	—	16,759,609
U.S. Treasury Obligations	—	8,190,000	—	8,190,000
Short-Term Investments	—	32,947,124	—	32,947,124
Total Investments	$—	$623,403,571	$—	$623,403,571
Swap Contracts	$—	$364,057	$—	$364,057
Total	$—	$623,767,628	$—	$623,767,628

Liability Description
Interest Rate Swaptions Written	$—	$(1,875,086)	$—	$(1,875,086)
Futures Contracts	(392,677)	—	—	(392,677)
Swap Contracts	—	(16,964)	—	(16,964)
Total	$(392,677)	$(1,892,050)	$—	$(2,284,727)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015